Long-term debt - Revolving Credit Facilities (Details)					12 Months Ended
	Oct. 26, 2020 EUR (€)	Sep. 29, 2020 EUR (€)	May 10, 2019 USD ($)	Jun. 01, 2017 USD ($) payment	Dec. 31, 2020 USD ($) payment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 09, 2019 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt service reserve account					$ 9,805,000	$ 11,783,000
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 600,000,000		600,000,000					$ 500,000,000
Accordion feature higher borrowing capacity			$ 200,000,000
Borrowings maturity term			4 years
Borrowing costs capitalised			$ 9,000,000
Proceeds from borrowings, classified as financing activities					0
Undrawn borrowing facilities					$ 600,000,000
Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €											€ 71,000,000
Borrowings maturity term					5 years
Proceeds from borrowings, classified as financing activities						2,000,000	€ 2,000,000
Mandatory reserve deposit payment coverage period					6 months
Debt service reserve account					$ 10,000,000	9,000,000		€ 8,000,000	€ 8,000,000
Number of quarterly installment payments | payment					20
Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €		€ 40,000,000
Borrowings maturity term					5 years
Proceeds from borrowings, classified as financing activities | €	€ 36,000,000
Maximum borrowing capacity in percentage of cost of mining fleet and other mining equipment (in percentage)		0.75
Line of credit facility, expiration period (later of the day)		12 months
Minimum loan in each installment | €		€ 5,000,000
Number of quarterly installment payments | payment					20
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee					1.20%			1.20%
Mandatory reserve deposit payment coverage period					6 months
Debt service reserve account						2,000,000
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 18,000,000
Borrowings maturity term				5 years
Proceeds from borrowings, classified as financing activities						$ 1,000,000
Number of quarterly installment payments | payment				20
Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee			0.478%
Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee			0.619%
London Interbank Offered Rate LIBOR | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.85%			3.85%
London Interbank Offered Rate LIBOR | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.85%
London Interbank Offered Rate LIBOR | Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.125%
London Interbank Offered Rate LIBOR | Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.75%
EURIBOR | Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					5.10%			5.10%
EURIBOR | Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					4.25%			4.25%